Intangible assets, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Composition and movement of intangible assets
Beginning balance		$ 190,420	$ 114,041	$ 94,649
Additions		71,007	130,908	60,792
Disposals		(9,368)	(1,976)	(1,277)
Amortization		(72,885)	(52,396)	(40,290)
Exchange differences		(50)	(157)	167
Ending balance	$ 9,100	179,124	190,420	114,041
Software
Composition and movement of intangible assets
Beginning balance		190,420	114,041
Ending balance		179,124	190,420	114,041
Amortization expense		72,885	52,396	40,290
Software | Gross value
Composition and movement of intangible assets
Beginning balance		441,803	313,028
Ending balance		503,467	441,803	313,028
Software | Accumulated depreciation / amortization
Composition and movement of intangible assets
Beginning balance		(251,383)	(198,987)
Ending balance		$ (324,343)	$ (251,383)	$ (198,987)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)	1 year	1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)	4 years	4 years